Stockholders' Equity, Note	12 Months Ended
Dec. 31, 2013
Notes
Stockholders' Equity, Note

Note 7 - Stockholders’ equity

The Company is authorized to issue up to 75,000,000 shares of its $0.0001 par value common stock.

On October 28, 2011, the Company issued 20,000,000 shares of its $0.0001 par value common stock as founders’ shares to an officer and director in exchange for cash in the amount of $2,000.

On October 29, 2012, the Company sold 5,000,000 shares of its $0.0001 par value common stock to two officers and directors in exchange for cash in the amount of $500.

In November 2012, the Company sold 6,000,000 shares of its $0.0001 par value common stock for total gross cash proceeds in the amount of $60,000 in private sales.

In December 2012, the Company sold 900,000 shares of its $0.0001 par value common stock for total gross cash proceeds in the amount of $27,000 in private sales.

In December 2012, the Company sold 55,000 shares of its $0.0001 par value common stock for total gross cash proceeds in the amount of $5,500 in private sales. The proceeds were not received as at December 31, 2012 and hence were classified as stock receivable as on December 31, 2012.  During January 2013, the Company received cash for the stock sales in satisfaction of the stock receivable.

During January 2013, the Company sold an aggregate of 45,000 shares of its common stock in private sales for total cash proceeds of $4,500.

On September 30, 2013, the Company rescinded 100,000 shares of its $0.0001 par value common stock purchased for $1,000 in November 2012.

As of December 31, 2013, there have been no other issuances of common stock.